Shareholders’ equity	6 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Shareholders' equity
14. Shareholders’ equity
Share capital and share premium
At June 30, 2025 and December 31, 2024 the fully paid up share capital of the Company was €9,154 thousand, consisting of 302,704,726 ordinary shares and 154,981,350 special voting shares A, all with a nominal value of €0.02.
Each ordinary share confers the right to cast one vote. Holders of ordinary shares become entitled to special voting shares upon registering their ordinary shares in the loyalty register (thereby blocking such shares from trading on the NYSE) and maintaining them registered in such register for an uninterrupted period of time as prescribed by the articles of association of the Company. Ordinary shares carry the right to receive dividends and each ordinary share carries the right to repayment of capital in the event of dissolution and liquidation, with the remaining equity after all debts are satisfied for the benefit of the holders of ordinary shares in proportion to the aggregate nominal value of their ordinary shares. Ordinary shares carry preemptive rights in proportion to the aggregate number of ordinary shares held upon the issuance of new ordinary shares or the granting of rights to subscribe for ordinary shares, subject to certain exceptions.
If ordinary shares have been registered in the loyalty register for an uninterrupted period of two years in the name of the same shareholder, such shares become eligible to receive Special Voting Shares A of the Company. The relevant shareholder will receive one Special Voting Share A of the Company per eligible ordinary share. Each of the Company
Special Voting Share A of the Company will automatically be converted into a Special Voting Share B of the Company after holding a number of ordinary shares for an uninterrupted period of five years following the registration of such ordinary shares in the loyalty register, and each Special Voting Share B of the Company will automatically be converted into a Special Voting Share C of the Company after holding a number of ordinary shares for an uninterrupted period of ten years following the registration of such ordinary shares in the loyalty register. Each class of the Company Special Voting Shares will entitle the relevant holders to the following number of votes, in addition to the voting rights attached to each ordinary share: each Special Voting Share A of the Company confers the right to cast one vote, each Special Voting Share B of the Company confers the right to cast four votes and each Special Voting Share C of the Company confers the right to cast nine votes in the Company’s General Meeting. Holders of the Company’s Special Voting Shares will not receive any dividends in respect of the Special Voting Shares; however, the Company maintains a separate dividend reserve for each class of the Special Voting Shares for the sole purpose of the allocation of the mandatory minimum profits that accrue to the Special Voting Shares.
The following table summarizes the changes in the share capital, share premium and number of ordinary shares and special voting shares of the Company for the six months ended June 30, 2025:

	Share capital	Share premium	Outstanding ordinary shares	Ordinary shares held in treasury	Total ordinary shares	Special voting shares
	(€ thousand)		(# of shares)
At December 31, 2024	9,154	782,587	252,503,479	50,201,247	302,704,726	154,981,350
Ordinary shares delivered under share-based payments (1)	—	—	1,585,889	(1,585,889)	—	—
At June 30, 2025	9,154	782,587	254,089,368	48,615,358	302,704,726	154,981,350
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(1)As a result of the vesting of awards on the Group’s equity incentive arrangements, the following ordinary shares, which were previously held in treasury, were delivered during the period:
(a)1,140,546 ordinary shares to the senior management and other employees of the Group in relation to the 2022-2024 PSUs;
(b)368,943 ordinary shares to the Chief Executive Officer in relation to the CEO 2022-2024 PSUs;
(c)76,400 ordinary shares to the non-executive directors of the Group for a portion of their annual base remuneration for services provided in 2023.

For additional information relating to the equity incentive arrangements of the Group, see Note 20 — Share-based payments.
Reserve for treasury shares
At June 30, 2025, the reserve for treasury shares amounted to €405,129 thousand (€418,345 thousand at December 31, 2024) and 48,615,358 ordinary shares were held in treasury (50,201,247 ordinary shares at December 31, 2024).
Other reserves
Other reserves are detailed as follows:

(€ thousands)	At June 30, 2025	At December 31, 2024
Share-based payments reserve	71,395	85,183
Non-controlling interests options reserve	(114,247)	(114,247)
Other	(132,563)	(132,567)
Other reserves	(175,415)	(161,631)

The non-controlling interests options reserve includes a reduction of equity attributable to shareholders of the Company resulting from the initial recognition of the financial liabilities at fair value (which are subsequently remeasured at the end of each period through the statement of profit and loss) relating to the put options held by non-controlling interests in Thom Browne group for €92,788 thousand at June 30, 2025 and at December 31, 2024 (originally recognized in 2018 and partially reclassified within other reserves in the first half 2024 as a result of the first tranche of the put option being completely exercised) and Gruppo Dondi S.p.A. for €21,459 thousand at June 30, 2025 and December 31, 2024 (originally recognized in 2019). See Note 16 — Other non-current financial liabilities for additional details relating to the Group’s written put options on non-controlling interests.
Retained earnings
Retained earnings include the Group’s accumulated earnings, less dividends paid to equity holders and other changes, including the effects of the first-time adoption of IFRS Accounting Standards, which occurred on January 1, 2018.
At the Annual General Meeting of the Shareholders held on June 26, 2025, the shareholders approved a dividend distribution of €0.12 per ordinary share, corresponding to a total dividend of €30 million. The dividend distribution was paid on July 29, 2025 and was made from the retained earnings reserve.
At the Annual General Meeting of the Shareholders held on June 26, 2024, the shareholders approved a dividend distribution of €0.12 per ordinary share, corresponding to a total dividend of €30 million. The dividend distribution was paid on July 30, 2024 and was made from the retained earnings reserve.